                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM ASIAN GROWTH FUND


                        Supplement dated October 1, 2001
                      to the Prospectus dated March 1, 2001

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the prospectus:



                  "ANNUAL FUND OPERATING EXPENSES(2)
                  --------------------------------------------------------------------------------------
                  (expenses that are deducted
                  from fund assets)                        CLASS A             CLASS B           CLASS C
                  ______________________________________________________________________________________
                  Management Fees                           0.95%               0.95%             0.95%

                  Distribution and/or
                  Service (12b-1) Fees                      0.35                1.00              1.00

                  Other Expenses                            0.76                0.81              0.81

                  Total Annual Fund
                  Operating Expenses(3)                     2.06                2.76              2.76
                  ______________________________________________________________________________________

                  (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

                  (2) There is no guarantee that actual expenses will be the same as those shown above.

                  (3) The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Operating Expenses of Class A shares to 2.25%. This agreement may be terminated at anytime."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL INCOME FUND


                        Supplement dated October 1, 2001
         to the Prospectus dated March 1, 2001 as revised May 10, 2001

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the prospectus:

                  "ANNUAL FUND OPERATING EXPENSES(2)
                  ---------------------------------------------------------------------------------------
                  (expenses that are deducted
                  from fund assets)                         CLASS A             CLASS B           CLASS C
                  _______________________________________________________________________________________
                  Management Fees                           0.70%               0.70%             0.70%

                  Distribution and/or
                  Service (12b-1) Fees                      0.50                1.00              1.00

                  Other Expenses                            0.51                0.51              0.51

                  Total Annual Fund
                  Operating Expenses(3)                     1.71                2.21              2.21

                  Fee Waivers(4,5)                          0.21                0.21              0.21

                  Net Expenses                              1.50                2.00              2.00
                  _______________________________________________________________________________________

                  (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

                  (2) There is no guarantee that actual expenses will be the same as those shown above.

                  (3) Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2000 for Class A, Class B and Class C shares were 1.25%, 1.75% and 1.75%, respectively.

                  (4) Fee waiver has been restated to reflect current agreement.
                      The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating expenses of Class A shares to 1.50% (e.g. if AIM waives 0.21% of Class A expenses, AIM will also waive 0.21% of Class B and Class C shares expenses).

                  (5) Further, the advisor has agreed to waive fees and/or
                      reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.25% (e.g. if AIM waives an additional 0.25% of Class A expenses, AIM will also waive an additional 0.25% of Class B and Class C share expenses). This agreement may be terminated at any time."

                              AIM ASIAN GROWTH FUND
                          AIM EUROPEAN DEVELOPMENT FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                          AIM INTERNATIONAL EQUITY FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)


                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented May 4, 2001, July 6, 2001, August 1, 2001, September 4, 2001
                             and September 18, 2001

The following information replaces in its entirety the section titled "MANAGEMENT" - "DIRECTORS AND OFFICERS" on page 36 of the Statement of Additional Information:

"DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

                                           POSITION(S)
                                            HELD WITH                PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE                      REGISTRANT                  AT LEAST THE PAST 5 YEARS
---------------------                      -----------               ------------------------------
*ROBERT H. GRAHAM (54)                 Director, Chairman       Chairman, President and Chief Executive Officer, A I M
                                       and President            Management Group Inc.; Chairman and President, A I M
                                                                Advisors, Inc.; Director and Senior Vice President,
                                                                A I M Capital Management, Inc.; Chairman, A I M
                                                                Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                Management Company; and Director and Vice Chairman,
                                                                AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).

FRANK S. BAYLEY (62)                   Director                 Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

--------
* Mr. Graham is an "interested person" of the Corporation and AIM as that term is defined in the 1940 Act.

                                           POSITION(S)
                                            HELD WITH                PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE                      REGISTRANT                  AT LEAST THE PAST 5 YEARS
---------------------                      -----------               ------------------------------
BRUCE L. CROCKETT (57)                 Director                 Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                  Director, President and Chief Executive Officer, COMSAT
McLean, VA   22102                                              Corporation; and Chairman, Board of Governors of
                                                                INTELSAT (international communications company).

OWEN DALY II (77)                      Director                 Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life Insurance
Baltimore, MD   21210                                           Company and Monumental General Insurance Company; and
                                                                Chairman of the Board of Equitable Bancorporation.

ALBERT R. DOWDEN (59)                  Director                 Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer, Volvo
                                                                Group North America, Inc.; Senior Vice President, AB
                                                                Volvo; and Director, The Hertz Corporation, Genmar
                                                                Corporation (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)               Director                 Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                            of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                           Mercantile-Safe Deposit & Trust Co.; and President,
                                                                Mercantile Bankshares Corp.

JACK M. FIELDS (49)                    Director                 Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly, Member
Washington, DC 20003                                            of the U.S. House of Representatives.

                                           POSITION(S)
                                            HELD WITH                PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE                      REGISTRANT                  AT LEAST THE PAST 5 YEARS
---------------------                      -----------               ------------------------------
**CARL FRISCHLING (64)                 Director                 Partner, Kramer Levin Naftalis & Frankel LLP
919 Third Avenue                                                (law firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                Director                 Member, Visiting Committee, Harvard University Graduate
370 East 76th Street                                            School of Education, New School University.  Formerly,
New York, NY   10021                                            Chief Executive Officer, YWCA of the USA; Commissioner,
                                                                New York City Department of the Aging; and
                                                                Commissioner, New York City Metropolitan Transportation
                                                                Authority.

LEWIS F. PENNOCK (58)                  Director                 Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                   Director                 Private investor; and President, Quigley Friedlander &
1055 California Street                                          Co., Inc. (financial advisory services firm) from 1984
San Francisco, CA  94108                                        to 1986.

LOUIS S. SKLAR (62)                    Director                 Executive Vice President, Development and Operations,
The Williams Tower                                              Hines Interests Limited Partnership (real estate
50th Floor                                                      development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                      Senior Vice              Director and President, A I M Capital Management, Inc.;
                                       President                Director and Executive Vice President, A I M Management
                                                                Group Inc.; Director and Senior Vice President, A I M
                                                                Advisors, Inc.; and Director, A I M Distributors, Inc.
                                                                and AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).

--------
** Mr.Frischling may be an "interested person" of the Corporation as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                           POSITION(S)
                                            HELD WITH                PRINCIPAL OCCUPATION(s) DURING
NAME, ADDRESS AND AGE                      REGISTRANT                  AT LEAST THE PAST 5 YEARS
---------------------                      -----------               ------------------------------
CAROL F. RELIHAN (46)                  Senior Vice              Director, Senior Vice President, General Counsel and
                                       President and            Secretary, A I M Advisors, Inc.; Director, Senior Vice
                                       Secretary                President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                    Vice President and       Vice President and Fund Treasurer, A I M Advisors, Inc.
                                       Treasurer

ROBERT G. ALLEY (53)                   Vice President           Senior Vice President, A I M Capital Management, Inc.;
                                                                and Vice President, A I M Advisors, Inc.


MELVILLE B. COX (58)                   Vice President           Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.; and
                                                                Vice President, A I M Fund Services, Inc.

EDGAR M. LARSEN (61)                   Vice President           Vice President, A I M Advisors, Inc. and  A I M Capital
                                                                Management, Inc.

         The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee and the Committee on Directors/Directors.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Capitalization Committee are Messrs. Daly, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital;
(ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable fund's prospectus, up to the Company's authorized capital.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested Directors as long as the Corporation maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested directors.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which Directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Company's directors also serve as directors or trustees of some or all of the investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM."